Provisions, income tax liabilities and other liabilities - Summary of Financial and Demographic Assumptions (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		10 years
Minimum Plan 1
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		0 years
Maximum Plan 1
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		7 years
Minimum plan 2
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		7 years
Maximum plan 2
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		10 years
France
Disclosure of defined benefit plans [line items]
General inflation rate	[1]	2.05%	2.10%	2.20%
Pension benefit indexation		2.05%	2.10%
Weighted average duration of defined benefit obligation		11 years	11 years	10 years
France | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	[2],[3]	3.10%	2.95%	2.95%
Pension benefit indexation				2.20%
Retirement age		62 years	62 years	62 years
France | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	[2],[3]	4.05%	3.40%	3.15%
Retirement age		67 years	67 years	67 years
Germany
Disclosure of defined benefit plans [line items]
General inflation rate	[1]	2.05%	2.10%	2.20%
Pension benefit indexation		2.05%	2.10%	2.20%
Retirement age		63 years	63 years	63 years
Weighted average duration of defined benefit obligation		11 years	12 years	12 years
Germany | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	[2],[3]	3.10%	2.95%	2.95%
Healthcare cost inflation rate		0.00%
Germany | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	[2],[3]	4.05%	3.40%	3.15%
Healthcare cost inflation rate		0.00%
US
Disclosure of defined benefit plans [line items]
Discount rate	[2],[3]	5.20%	5.45%	4.75%
Weighted average duration of defined benefit obligation		10 years	10 years	11 years
US | Bottom of range
Disclosure of defined benefit plans [line items]
Healthcare cost inflation rate	[4]	4.00%	4.00%	4.00%
Retirement age		55 years	55 years	55 years
US | Top of range
Disclosure of defined benefit plans [line items]
Healthcare cost inflation rate	[4]	5.39%	5.93%	9.75%
Retirement age		70 years	70 years	70 years
UK
Disclosure of defined benefit plans [line items]
Discount rate	[2],[3]	5.50%	5.50%	4.50%
General inflation rate	[1]	2.80%	3.20%	3.05%
Pension benefit indexation		2.65%	3.00%	2.90%
Weighted average duration of defined benefit obligation		11 years	11 years	13 years
UK | Bottom of range
Disclosure of defined benefit plans [line items]
Retirement age		60 years	60 years	60 years
UK | Top of range
Disclosure of defined benefit plans [line items]
Retirement age		65 years	65 years	65 years

[1]	(c)Inflation for the euro zone is determined using a multi-criterion method.
[2]	(a)The discount rates used were based on market rates for high quality corporate bonds with a duration close to that of the expected benefit payments under the plans. The benchmarks used to determine discount rates were the same for all periods presented.

[3]	(b)The rate depends on the duration of the plan (0 to 7 years, 7 to 10 years, or more than 10 years).
[4]	(d)No post-employment healthcare benefits are provided in France since 2020, Germany and UK